Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40371
Entity Registrant Name	Bowman Consulting Group Ltd.
Entity Central Index Key	0001847590
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1762351
Entity Address, Address Line One	12355 Sunrise Valley Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20191
City Area Code	703
Local Phone Number	464-1000
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BWMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false